The table below summarizes the balances and transactions with related parties: (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Trade receivables	[1]	R$ 692	R$ 174
Related parties	[2]		421
TOTAL		692	595
Current		692	174
Non-current			421
Accounts payable to selling shareholders	[3]	54,556
Total		54,556
Current		27,278
Non-current		27,278
Other income		752	104	R$ 557
Lease		23,106	17,673	15,842
U E P C [Member]
IfrsStatementLineItems [Line Items]
Other income		752	104	557
R V L Esteves Gestao Imobiliaria S A [Member]
IfrsStatementLineItems [Line Items]
Lease		15,336	11,288	10,417
U N I V A C O Patrimonial Ltda [Member]
IfrsStatementLineItems [Line Items]
Lease		3,210	2,915	2,816
I E S V A P Patrimonial Ltda [Member]
IfrsStatementLineItems [Line Items]
Lease		R$ 4,560	R$ 3,470	R$ 2,609

[1]	Refers to sales of educational content from Medcel to UEPC.
[2]	Amounts to be reimbursed by the shareholders to Afya Brazil, mainly related to payments of legal cost and advisory services recorded in other assets. This amount was paid in December 2021.
[3]	Refers to amounts to be payable to our shareholder Nicolau Carvalho Esteves regarding the agreement to which Afya Brazil acquired the right to develop ITPAC Garanhuns medical school, a greenfield unit. 50% of the transaction is due in two equal annual installments, adjusted by the CDI rate.